Interests in unconsolidated structured entities (Detail 1) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Classes Of Financial Assets [Domain]
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	$ 12,518	$ 10,761
Total assets	12,518	10,761
Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	8,363	6,953
Total assets	8,363	6,953
Derivative financial instruments
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	286	195
Total assets	286	195
Loans and advances to customers
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	359	446
Total assets	359	446
Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	1,728	2,142
Total assets	1,728	2,142
Financial assets measured at fair value through other comprehensive income
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	0	0
Total assets	0	0
Other financial assets measured at amortized cost
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	1,782	1,024
Total assets	1,782	1,024
Classes Of Financial Liabilities [Domain]
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	51	2
Total liabilities	1,227	767
Derivative financial instruments
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	51	2
Total liabilities	1,227	767
Securitization vehicles
Disclosure Of Unconsolidated Structured Entities [Line Items]
Assets held by the unconsolidated structured entities in which UBS had an interest	32,000	63,000
Securitization vehicles | Sponsored by UBS | Principal amount
Disclosure Of Unconsolidated Structured Entities [Line Items]
Assets held by the unconsolidated structured entities in which UBS had an interest	30,000
Securitization vehicles | Not sponsored by UBS | Carrying amount
Disclosure Of Unconsolidated Structured Entities [Line Items]
Assets held by the unconsolidated structured entities in which UBS had an interest	2,000
Securitization vehicles | Classes Of Financial Assets [Domain]
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	2,942	2,394
Securitization vehicles | Classes Of Financial Assets [Domain] | Sponsored by UBS | Carrying amount
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	999	1,273
Securitization vehicles | Classes Of Financial Assets [Domain] | Not sponsored by UBS | Carrying amount
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	1,943	1,121
Securitization vehicles | Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	80	94
Securitization vehicles | Derivative financial instruments
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	0	2
Securitization vehicles | Loans and advances to customers
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	126	0
Securitization vehicles | Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	955	1,275
Securitization vehicles | Financial assets measured at fair value through other comprehensive income
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	0	0
Securitization vehicles | Other financial assets measured at amortized cost
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	1,782	1,023
Securitization vehicles | Classes Of Financial Liabilities [Domain]
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities	0	1
Securitization vehicles | Derivative financial instruments
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities	0	1
Client Vehicles sponsored by UBS
Disclosure Of Unconsolidated Structured Entities [Line Items]
Assets held by the unconsolidated structured entities in which UBS had an interest	3,000	3,000
Client Vehicles sponsored by UBS | Classes Of Financial Assets [Domain]
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	645	392
Client Vehicles sponsored by UBS | Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	415	143
Client Vehicles sponsored by UBS | Derivative financial instruments
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	230	110
Client Vehicles sponsored by UBS | Loans and advances to customers
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	0	138
Client Vehicles sponsored by UBS | Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	0	0
Client Vehicles sponsored by UBS | Financial assets measured at fair value through other comprehensive income
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	0	0
Client Vehicles sponsored by UBS | Other financial assets measured at amortized cost
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	0	0
Client Vehicles sponsored by UBS | Classes Of Financial Liabilities [Domain]
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities	287	50
Client Vehicles sponsored by UBS | Derivative financial instruments
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities	287	50
Investment funds | Sponsored by UBS | Net asset value
Disclosure Of Unconsolidated Structured Entities [Line Items]
Assets held by the unconsolidated structured entities in which UBS had an interest	200,000	173,000
Investment funds | Not sponsored by UBS | Carrying amount
Disclosure Of Unconsolidated Structured Entities [Line Items]
Assets held by the unconsolidated structured entities in which UBS had an interest	8,000	7,000
Investment funds | Classes Of Financial Assets [Domain]
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	8,558	7,482
Investment funds | Classes Of Financial Assets [Domain] | Sponsored by UBS | Carrying amount
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	797	971
Investment funds | Classes Of Financial Assets [Domain] | Not sponsored by UBS | Carrying amount
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	7,761	6,511
Investment funds | Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	7,696	6,482
Investment funds | Derivative financial instruments
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	56	83
Investment funds | Loans and advances to customers
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	172	286
Investment funds | Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	635	631
Investment funds | Financial assets measured at fair value through other comprehensive income
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	0	0
Investment funds | Other financial assets measured at amortized cost
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	0	0
Investment funds | Classes Of Financial Liabilities [Domain]
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities	940	716
Investment funds | Derivative financial instruments
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities	940	716
Interests in Investment funds represented on balance sheet
Disclosure Of Unconsolidated Structured Entities [Line Items]
Assets held by the unconsolidated structured entities in which UBS had an interest	208,000	180,000
Other vehicles sponsored by third parties
Disclosure Of Unconsolidated Structured Entities [Line Items]
Assets held by the unconsolidated structured entities in which UBS had an interest	0	0
Other vehicles sponsored by third parties | Classes Of Financial Assets [Domain]
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	373	494
Other vehicles sponsored by third parties | Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	173	235
Other vehicles sponsored by third parties | Derivative financial instruments
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	0	0
Other vehicles sponsored by third parties | Loans and advances to customers
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	61	23
Other vehicles sponsored by third parties | Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	139	236
Other vehicles sponsored by third parties | Financial assets measured at fair value through other comprehensive income
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	0	0
Other vehicles sponsored by third parties | Other financial assets measured at amortized cost
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	0	0
Other vehicles sponsored by third parties | Classes Of Financial Liabilities [Domain]
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities	0	0
Other vehicles sponsored by third parties | Derivative financial instruments
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities	$ 0	$ 0